CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014 Convertible Series A Preferred Stock	Dec. 31, 2013 Convertible Series A Preferred Stock	Dec. 31, 2012 Convertible Series A Preferred Stock	Sep. 30, 2014 Convertible Series B Preferred Stock	Dec. 31, 2013 Convertible Series B Preferred Stock	Dec. 31, 2012 Convertible Series B Preferred Stock	Sep. 30, 2014 Convertible Series C Preferred Stock	Dec. 31, 2013 Convertible Series C Preferred Stock	Dec. 31, 2012 Convertible Series C Preferred Stock	Sep. 30, 2014 Convertible Series D Preferred Stock	Dec. 31, 2013 Convertible Series D Preferred Stock	Dec. 31, 2012 Convertible Series D Preferred Stock	Sep. 30, 2014 Convertible Series E Preferred Stock	Dec. 31, 2013 Convertible Series E Preferred Stock	Dec. 31, 2012 Convertible Series E Preferred Stock
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	50,000,000	50,000,000	50,000,000	2,250,000	2,250,000	2,250,000	8,000,000	8,000,000	8,000,000	3,284,396	3,284,396	3,284,396	7,500,000	7,500,000	7,500,000	15,151	15,151	15,151
Preferred Stock, Shares Issued				0	0	0	0	0	0	0	0	0	0	0	0	9,425	11,185	0
Preferred Stock, Shares Outstanding				0	0	0	0	0	0	0	0	0	0	0	0	9,425	11,185	0
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	500,000,000	500,000,000	500,000,000
Common Stock, Shares, Issued	317,301,282	275,917,023	266,592,023			0
Common Stock, Shares, Outstanding	316,281,754	275,790,008	266,592,023
Treasury stock, at cost, shares	1,019,528	127,015	0